DERIVATIVE FINANCIAL INSTRUMENTS, Effect on Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash Flow Hedge [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	$ (127)		$ (482)		$ (1,345)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	(927)		(1,458)		(2,832)
Gain (Loss) Recognized in Income	0	[1]	0	[1]	2	[1]
Cash Flow Hedge [Member] | Pay Fixed Interest-Rate Swap Agreement [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	(127)		(512)		(1,525)
Cash Flow Hedge [Member] | Pay Fixed Interest-Rate Swap Agreement [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	(927)		(1,443)		(2,742)
Gain (Loss) Recognized in Income	0	[1]	0	[1]	0	[1]
Cash Flow Hedge [Member] | Interest-Rate Cap Agreement [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	0		30		180
Cash Flow Hedge [Member] | Interest-Rate Cap Agreement [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	0		(15)		(90)
Gain (Loss) Recognized in Income	0	[1]	0	[1]	2	[1]
No Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	710	[1]	(387)	[1]	1,645	[1]
No Hedge Designation [Member] | Pay Fixed Interest-Rate Swap Agreement [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	0	[1]	0	[1]	409	[1]
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member] | Net Mortgage Loan Gains [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	511	[1]	457	[1]	183	[1]
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member] | Net Mortgage Loan Gains [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	484	[1]	(1,981)	[1]	660	[1]
No Hedge Designation [Member] | Amended Warrant [Member] | Decrease in Fair Value of U.S. Treasury Warrants [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	$ (285)	[1]	$ 1,137	[1]	$ 393	[1]

[1]	For cash flow hedges, this location and amount refers to the ineffective portion.